UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 52.0%
Consumer Discretionary 14.4%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK) (b)	41,544	46,841
Affinia Group, Inc., 9.0%, 11/30/2014	80,000	80,400
AMC Entertainment, Inc., 8.0%, 3/1/2014	125,000	128,125
American Achievement Corp., 8.25%, 4/1/2012	25,000	25,813
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	30,000	28,650

Asbury Automotive Group, Inc., 8.0%, 3/15/2014	25,000	25,531
Buffets, Inc., 12.5%, 11/1/2014	30,000	31,500
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	50,000	51,437
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	30,000	31,950
Caesars Entertainment, Inc., 8.875%, 9/15/2008	55,000	57,544
Charter Communications Holdings LLC:
8.625%, 4/1/2009	10,000	9,900
9.625%, 11/15/2009 (b)	10,000	9,950
10.25%, 9/15/2010	245,000	257,862
Series B, 10.25%, 9/15/2010	75,000	78,750
11.0%, 10/1/2015	232,000	241,280
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	60,000	50,400
CSC Holdings, Inc.:
7.25%, 7/15/2008	45,000	45,562
7.875%, 12/15/2007	130,000	131,625
Series B, 8.125%, 7/15/2009	15,000	15,525
Series B, 8.125%, 8/15/2009	15,000	15,525
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	15,000	15,975
Dex Media East LLC/Financial, 12.125%, 11/15/2012	418,000	458,232
EchoStar DBS Corp.:
6.625%, 10/1/2014	70,000	70,700
7.125%, 2/1/2016	55,000	56,856
Foot Locker, Inc., 8.5%, 1/15/2022	15,000	15,375
Ford Motor Co., 7.45%, 7/16/2031 (b)	50,000	40,125
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	175,000	160,781
General Motors Corp.:
7.2%, 1/15/2011	120,000	117,000
7.4%, 9/1/2025 (b)	45,000	37,913
8.375%, 7/15/2033 (b)	160,000	148,400
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	280,000	307,300
Gregg Appliances, Inc., 9.0%, 2/1/2013	30,000	31,200
Group 1 Automotive, Inc., 8.25%, 8/15/2013	25,000	25,875
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	40,000	40,900
Hertz Corp.:
8.875%, 1/1/2014	115,000	123,912
10.5%, 1/1/2016 (b)	25,000	28,500
Idearc, Inc., 144A, 8.0%, 11/15/2016	240,000	246,600
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	50,000	52,250
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	160,000	156,400
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	85,000	89,250
Jarden Corp., 7.5%, 5/1/2017	60,000	60,825
Lear Corp., Series B, 8.75%, 12/1/2016 (b)	40,000	38,550
Liberty Media Corp.:
5.7%, 5/15/2013	10,000	9,580
8.25%, 2/1/2030 (b)	60,000	61,296
8.5%, 7/15/2029	80,000	83,344
Majestic Star Casino LLC, 9.5%, 10/15/2010	10,000	10,525
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	25,000	26,250
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	40,000	40,000
11.0%, 6/15/2012 (b)	15,000	14,025
MGM MIRAGE:
6.75%, 9/1/2012	20,000	19,950
8.375%, 2/1/2011 (b)	45,000	47,250
9.75%, 6/1/2007	75,000	75,656
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	80,000	83,800

NCL Corp., 10.625%, 7/15/2014 (b)		15,000	15,263
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		130,000	117,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		50,000	53,125
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		25,000	27,375
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		295,000	308,275
PRIMEDIA, Inc., 8.875%, 5/15/2011 (b)		50,000	51,375
Quiksilver, Inc., 6.875%, 4/15/2015		100,000	97,500
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		65,000	65,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		290,000	303,050
Rite Aid Corp., 7.5%, 3/1/2017 (b)		80,000	79,400
Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014 (f)		60,000	60,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10% to 12/15/2014		55,000	45,650
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		65,000	66,950
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		110,000	111,100
Six Flags, Inc., 9.75%, 4/15/2013 (b)		70,000	68,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		25,000	26,000
Station Casinos, Inc., 6.5%, 2/1/2014		65,000	60,287
TDS Investor Corp., 144A, 9.994% **, 9/1/2014		25,000	25,813
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		50,000	53,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		120,000	120,000
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		215,000	235,694
11.75%, 2/15/2013	EUR	40,000	58,757
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		120,000	122,100
9.625%, 3/15/2012		200,000	209,626
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		35,000	35,613
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		205,000	207,050
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		299,000	281,060

			7,064,078
Consumer Staples 1.8%
Del Laboratories, Inc., 8.0%, 2/1/2012		40,000	38,100
Delhaize America, Inc.:
8.05%, 4/15/2027		15,000	16,273
9.0%, 4/15/2031		220,000	264,275
GNC Parent Corp., 144A, 12.14% **, 12/1/2011 (PIK)		55,000	56,925
Harry & David Holdings, Inc., 10.369% **, 3/1/2012		50,000	50,875
North Atlantic Trading Co., 9.25%, 3/1/2012		105,000	95,813
Pilgrim's Pride Corp., 7.625%, 5/1/2015		20,000	19,750
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		80,000	82,800
Sbarro, Inc., 144A, 10.375%, 2/1/2015		30,000	31,275
Viskase Co., Inc., 11.5%, 6/15/2011		235,000	237,350

			893,436
Energy 4.9%
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	210,125
Chaparral Energy, Inc., 8.5%, 12/1/2015		60,000	59,850
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	49,250
6.875%, 1/15/2016		150,000	151,875
7.75%, 1/15/2015 (b)		20,000	20,850
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016		70,000	71,575
Delta Petroleum Corp., 7.0%, 4/1/2015		125,000	114,375
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		130,000	128,700
8.375%, 5/1/2016 (b)		100,000	107,000

El Paso Production Holding Corp., 7.75%, 6/1/2013	85,000	88,825
Frontier Oil Corp., 6.625%, 10/1/2011	35,000	34,825
Peabody Energy Corp., 7.375%, 11/1/2016	30,000	31,350
Quicksilver Resources, Inc., 7.125%, 4/1/2016	30,000	29,400
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	100,000
144A, 7.5%, 11/30/2016	100,000	100,000
Southern Natural Gas, 8.875%, 3/15/2010	185,000	193,210
Stone Energy Corp.:
6.75%, 12/15/2014	135,000	126,900
144A, 8.11% **, 7/15/2010	140,000	140,175
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	40,000	47,162
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	80,000	79,000
Williams Companies, Inc.:
8.125%, 3/15/2012	295,000	320,075
8.75%, 3/15/2032	135,000	154,575
Williams Partners LP, 144A, 7.25%, 2/1/2017	40,000	42,000

		2,401,097
Financials 7.4%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	55,000	58,990
Ashton Woods USA LLC, 9.5%, 10/1/2015	125,000	120,000
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	15,000	16,669
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	25,000	25,812
E*TRADE Financial Corp.:
7.375%, 9/15/2013	45,000	46,800
7.875%, 12/1/2015	35,000	37,537
8.0%, 6/15/2011	70,000	73,325
Ford Motor Credit Co.:
7.25%, 10/25/2011	310,000	304,946
7.375%, 10/28/2009	595,000	599,466
7.875%, 6/15/2010	150,000	152,584
8.0%, 12/15/2016	100,000	98,717
8.11% **, 1/13/2012	100,000	100,540
GMAC LLC:
6.875%, 9/15/2011	655,000	662,862
8.0%, 11/1/2031	289,000	318,671
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	30,000	31,800
iPayment, Inc., 9.75%, 5/15/2014	40,000	41,000
K&F Acquisition, Inc., 7.75%, 11/15/2014	20,000	20,650
PGS Solutions, Inc., 144A, 9.625%, 2/15/2015	35,000	36,060
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	145,000	150,800
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	175,000	189,875
Seitel Acquisition Corp., 144A, 9.75%, 2/15/2014	80,000	81,200
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	70,000	66,150
UCI Holding Co., Inc., 144A, 12.365% **, 12/15/2013 (PIK)	50,000	51,125
Universal City Development, 11.75%, 4/1/2010	200,000	212,500
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	95,000	95,594

Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	30,000	30,675
144A, 9.75%, 2/15/2017 (b)	10,000	10,250

		3,634,598
Health Care 1.4%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	80,000	80,800
HCA, Inc.:

6.5%, 2/15/2016 (b)	45,000	38,588
144A, 9.125%, 11/15/2014	65,000	69,225
144A, 9.25%, 11/15/2016	140,000	149,975
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	100,000	111,750
144A, 11.354% **, 6/15/2014	15,000	16,650
Tenet Healthcare Corp., 9.25%, 2/1/2015	200,000	199,750

		666,738
Industrials 5.1%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	55,000	58,300
Allied Security Escrow Corp., 11.375%, 7/15/2011	70,000	72,450
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	162,000	171,315
American Color Graphics, 10.0%, 6/15/2010	75,000	58,500
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	50,000	51,937
144A, 8.86% **, 2/1/2015	25,000	25,812
Baldor Electric Co., 8.625%, 2/15/2017	40,000	42,050
Browning-Ferris Industries:
7.4%, 9/15/2035	130,000	124,475
9.25%, 5/1/2021	70,000	76,125
Case New Holland, Inc., 9.25%, 8/1/2011	45,000	47,475
Cenveo Corp., 7.875%, 12/1/2013	100,000	98,250
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	140,000	143,150
Congoleum Corp., 8.625%, 8/1/2008 *	100,000	91,500
DRS Technologies, Inc.:
6.625%, 2/1/2016 (b)	15,000	15,038
7.625%, 2/1/2018 (b)	115,000	118,450
Education Management LLC, 8.75%, 6/1/2014	40,000	42,100
Esco Corp., 144A, 8.625%, 12/15/2013	80,000	84,600
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017 (f)	40,000	40,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	15,000	14,850
Iron Mountain, Inc., 8.75%, 7/15/2018	30,000	32,025
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	135,000	125,550
8.875%, 4/1/2012 (b)	150,000	153,750
Kansas City Southern:
7.5%, 6/15/2009	30,000	30,675
9.5%, 10/1/2008	275,000	287,375
Millennium America, Inc., 9.25%, 6/15/2008	65,000	67,600
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	75,000	79,875
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	25,000	26,875
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	15,000	16,800
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	25,000	26,375
Ship Finance International Ltd., 8.5%, 12/15/2013	40,000	40,900
Titan International, Inc., 144A, 8.0%, 1/15/2012	120,000	122,400
TransDigm, Inc., 144A, 7.75%, 7/15/2014	25,000	25,688
United Rentals North America, Inc., 7.0%, 2/15/2014 (f)	40,000	40,200
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	30,000	30,637

		2,483,102
Information Technology 2.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	30,000	31,200
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014 (b)	40,000	40,550
L-3 Communications Corp.:
5.875%, 1/15/2015	170,000	165,750
Series B, 6.375%, 10/15/2015	60,000	59,700

Lucent Technologies, Inc., 6.45%, 3/15/2029	255,000	232,050
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	110,000	105,050
SunGard Data Systems, Inc., 10.25%, 8/15/2015	140,000	152,250
UGS Corp., 10.0%, 6/1/2012	130,000	142,350
Unisys Corp., 7.875%, 4/1/2008	230,000	230,000

		1,158,900
Materials 7.0%
ARCO Chemical Co., 9.8%, 2/1/2020	380,000	445,550
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	85,000	63,325
Chemtura Corp., 6.875%, 6/1/2016	75,000	72,750
Constar International, Inc., 11.0%, 12/1/2012 (b)	20,000	19,650
CPG International I, Inc.:
10.5%, 7/1/2013	135,000	141,412
12.117% **, 7/1/2012	50,000	51,500
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	160,000	140,000
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	45,000	39,375
Equistar Chemical Funding, 10.625%, 5/1/2011	95,000	100,462
Exopack Holding Corp., 11.25%, 2/1/2014	130,000	140,400
GEO Specialty Chemicals, Inc., 144A, 13.36% **, 12/31/2009	248,000	204,600
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	30,000	30,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	40,000	40,400
Hexcel Corp., 6.75%, 2/1/2015	165,000	163,762
Huntsman LLC, 11.625%, 10/15/2010	201,000	218,085
International Coal Group, Inc., 10.25%, 7/15/2014	55,000	55,619
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	110,000	92,400
Lyondell Chemical Co., 10.5%, 6/1/2013	25,000	27,375
Massey Energy Co.:
6.625%, 11/15/2010	95,000	96,188
6.875%, 12/15/2013	55,000	52,800
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	45,000	44,100
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	65,000	68,088
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	196,000	178,360
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	40,000	41,200
NewMarket Corp., 144A, 7.125%, 12/15/2016	95,000	95,238
OM Group, Inc., 9.25%, 12/15/2011 (b)	55,000	57,544
Omnova Solutions, Inc., 11.25%, 6/1/2010	220,000	235,125
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	143,938	2,159
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *	20,000	100
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	36,000	37,980
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	110,000	109,450
The Mosaic Co., 144A, 7.375%, 12/1/2014	70,000	72,275
TriMas Corp., 9.875%, 6/15/2012	105,000	104,475
United States Steel Corp., 9.75%, 5/15/2010	81,000	85,556
Witco Corp., 6.875%, 2/1/2026	35,000	30,275
Wolverine Tube, Inc., 10.5%, 4/1/2009	70,000	69,825

		3,427,414
Telecommunication Services 2.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011	60,000	63,825
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	95,000	102,600
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	160,000	166,000
8.375%, 1/15/2014	105,000	107,756

Dobson Cellular Systems, 9.875%, 11/1/2012	60,000	65,250
Dobson Communications Corp., 8.875%, 10/1/2013	60,000	61,875
Insight Midwest LP, 9.75%, 10/1/2009	23,000	23,403
Intelsat Corp., 144A, 9.0%, 6/15/2016	30,000	32,925
MasTec, Inc., 144A, 7.625%, 2/1/2017	55,000	55,412
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	60,000	63,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	230,000	238,009
Qwest Corp., 7.25%, 9/15/2025	115,000	118,881
Rural Cellular Corp., 9.875%, 2/1/2010	70,000	74,025
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	85,000	87,231
Ubiquitel Operating Co., 9.875%, 3/1/2011	55,000	59,187
US Unwired, Inc., Series B, 10.0%, 6/15/2012	90,000	98,465

		1,417,844
Utilities 4.7%
AES Corp., 144A, 8.75%, 5/15/2013	400,000	427,000
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	305,000	333,975
CMS Energy Corp., 8.5%, 4/15/2011	265,000	287,525
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,600
Mirant North America LLC, 7.375%, 12/31/2013	30,000	30,825
Mission Energy Holding Co., 13.5%, 7/15/2008	235,000	256,444
NRG Energy, Inc.:
7.25%, 2/1/2014	125,000	127,500
7.375%, 2/1/2016	260,000	265,200
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	330,000	360,112
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	85,000	86,913
Sierra Pacific Resources:
6.75%, 8/15/2017 (b)	90,000	91,668
8.625%, 3/15/2014 (b)	18,000	19,493

		2,317,255

Total Corporate Bonds (Cost $25,425,526)		25,464,462
Foreign Bonds - US$ Denominated 63.5%
Consumer Discretionary 1.3%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	40,000	40,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	50,750
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	145,000	153,700
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	83,625
Quebecor World, 144A, 9.75%, 1/15/2015	40,000	42,300
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	203,000	187,267
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	15,000	15,150
144A, 9.125%, 2/1/2017	50,000	51,000
Series A, 11.75%, 11/1/2013	20,000	22,300

		646,492
Energy 3.7%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	50,000	51,750
Pemex Project Funding Master Trust:
8.0%, 11/15/2011	550,000	604,175
9.5%, 9/15/2027	665,000	901,075
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	145,000	177,115
Secunda International Ltd., 13.36% **, 9/1/2012	70,000	72,975

		1,807,090

Financials 1.2%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	300,000	342,000
Doral Financial Corp., 6.19% **, 7/20/2007	65,000	62,401
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	50,000	46,875
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	45,000	42,300
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)	100,000	100,625

		594,201
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	125,000	127,461
Industrials 1.2%
Bombardier, Inc.:
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014 (b)	75,000	78,375
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	15,000	15,300
7.75%, 5/15/2017	40,000	41,400
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	110,000	110,550
9.375%, 5/1/2012	100,000	107,250
12.5%, 6/15/2012	80,000	86,300
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	65,000	66,787

		605,462
Information Technology 0.1%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	75,563
Materials 1.1%
Cascades, Inc., 7.25%, 2/15/2013	116,000	117,160
ISPAT Inland ULC, 9.75%, 4/1/2014	148,000	166,558
Novelis, Inc., 7.25%, 2/15/2015	155,000	161,200
Rhodia SA, 8.875%, 6/1/2011	49,000	51,328
Tembec Industries, Inc., 8.625%, 6/30/2009	55,000	45,650

		541,896
Sovereign Bonds 51.0%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	1,000,000	1,284,200
Dominican Republic:
144A, 8.625%, 4/20/2027	115,000	133,400
Series REG S, 9.5%, 9/27/2011	329,354	352,903
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)	1,235,000	1,232,530
7.125%, 1/20/2037 (b)	410,000	444,850
7.875%, 3/7/2015	410,000	461,865
8.75%, 2/4/2025	170,000	214,200
8.875%, 10/14/2019 (b)	410,000	508,400
11.0%, 1/11/2012	500,000	613,000
11.0%, 8/17/2040 (b)	1,045,000	1,396,642
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	460,000	497,444
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	605,000	311,575
5.475% **, 8/3/2012 (PIK)	1,065,000	1,010,756
Republic of Colombia:
8.25%, 12/22/2014 (b)	80,000	90,800
10.0%, 1/23/2012	360,000	423,000
10.75%, 1/15/2013	200,000	247,500
Republic of El Salvador, 144A, 7.65%, 6/15/2035	885,000	1,004,475

Republic of Indonesia, 144A, 6.875%, 3/9/2017	625,000	656,250
Republic of Panama:
7.125%, 1/29/2026	407,000	440,578
9.375%, 1/16/2023	665,000	866,162
Republic of Peru, 7.35%, 7/21/2025 (b)	1,475,000	1,655,687
Republic of Philippines:
7.75%, 1/14/2031	115,000	129,519
8.0%, 1/15/2016	710,000	797,863
8.375%, 2/15/2011	175,000	189,875
9.375%, 1/18/2017	325,000	396,906
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (b)	155,000	146,475
Republic of Turkey:
7.0%, 9/26/2016 (b)	1,235,000	1,251,178
7.25%, 3/15/2015	75,000	77,438
7.375%, 2/5/2025	585,000	596,700
11.75%, 6/15/2010	1,175,000	1,379,156
Republic of Uruguay:
7.625%, 3/21/2036	120,000	130,560
8.0%, 11/18/2022	385,000	430,238
9.25%, 5/17/2017	415,000	506,300
Republic of Venezuela:
6.0%, 12/9/2020 (b)	570,000	515,850
7.65%, 4/21/2025	100,000	105,450
10.75%, 9/19/2013	985,000	1,196,775
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	1,665,000	1,886,944
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	490,000	448,218
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)	525,000	561,750
United Mexican States:
5.625%, 1/15/2017	170,000	170,680
Series A, 6.75%, 9/27/2034	161,000	175,732

		24,939,824
Telecommunication Services 2.7%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	150,000	147,750
Digicel Group Ltd., 144A, 8.875%, 1/15/2015 (b)	100,000	97,625
Embratel, Series B, 11.0%, 12/15/2008	19,000	20,615
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	20,000	20,250
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015	10,000	10,238
144A, 9.25%, 6/15/2016	25,000	27,625
144A, 11.25%, 6/15/2016	70,000	79,275
Intelsat Ltd., 5.25%, 11/1/2008	75,000	73,687
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	80,000	83,400
Millicom International Cellular SA, 10.0%, 12/1/2013	65,000	71,338
Mobifon Holdings BV, 12.5%, 7/31/2010	181,000	197,064
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	150,000	160,500
144A, 10.125%, 7/15/2013	70,000	77,000
144A, 10.75%, 7/15/2016	55,000	61,325
Stratos Global Corp., 9.875%, 2/15/2013	60,000	60,000
Virgin Media Finance PLC, 8.75%, 4/15/2014	135,000	140,737

		1,328,429
Utilities 0.9%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011	425,000	434,320

Total Foreign Bonds - US$ Denominated (Cost $29,872,377)			31,100,738
Foreign Bonds - Non US$ Denominated 6.2%
Consumer Discretionary 0.3%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	50,000	65,671
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	70,138

			135,809
Energy 0.1%
Pemex Project Funding Master Trust, Series REG S, 6.375%, 8/5/2016	EUR	40,000	57,862
Financials 0.3%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	50,000	68,318
144A, 10.0%, 12/1/2016	EUR	50,000	72,040

			140,358
Materials 0.2%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	50,000	62,280
Rhodia SA, 144A, 6.507% **, 10/15/2013	EUR	50,000	67,531

			129,811
Sovereign Bonds 4.9%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	375,000	198,165
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,070,000	599,020
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	140,000	177,302
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	527	227
7.82%, 12/31/2033 (PIK)	EUR	1,026,920	1,409,937

			2,384,651
Telecommunication Services 0.4%
BCM Ireland Preferred, 144A, 10.814% **, 2/15/2017 (PIK)	EUR	50,000	68,318
Hellas Telecom V, 144A, 7.257% **, 10/15/2012	EUR	100,000	135,312

			203,630

Total Foreign Bonds - Non US$ Denominated (Cost $2,771,960)			3,052,121
Loan Participation 0.6%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012 (Cost $282,736)		290,000	282,460
		Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,452)		1,741	1,480
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75% (PIK)		2	9,500
Series AI, 144A, 9.75% (PIK)		5	23,750

Total Convertible Preferred Stocks (Cost $49,100)			33,250
		Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		95,000	82,650

IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	145,000	94,250

Total Other Investments (Cost $191,605)		176,900
	Shares	Value ($)

Securities Lending Collateral 17.6%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $8,620,700)	8,620,700	8,620,700
Cash Equivalents 1.7%
Cash Management QP Trust, 5.31% (e) (Cost $835,667)	835,667	835,667
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $68,069,123)	142.1	69,567,778
Other Assets and Liabilities, Net	(15.8)	(7,751,888)

Notes Payable	(26.3)	(12,870,000)

Net Assets	100.0	48,945,890

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	91,500
Grupo Iusacell SA de CV	10.0%	7/15/2004	20,000	USD	14,031	20,250
Oxford Automotive, Inc.	12.0%	10/15/2010	143,938	USD	14,763	2,159
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	18,294	100
					133,332	114,009

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $8,459,531 which is 17.3% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
As of February 28, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation (US$)

EUR	299,000	USD	390,389	3/13/2007	(5,520)
EUR	21,866	USD	28,429	5/11/2007	(594)
EUR	140,000	USD	183,046	5/11/2007	(2,778)
EUR	70,000	USD	91,429	5/11/2007	(1,483)
EUR	1,119,000	USD	1,461,022	3/13/2007	(20,659)
EUR	104,443	USD	135,793	5/11/2007	(2,836)
USD	153,115	IDR	1,393,352,000	3/13/2007	(528)
Total unrealized depreciation					(34,398)

Currency Abbreviations
ARS	Argentine Peso	IDR	Indonesian Rupiah
BRL	Brazilian Real	MYR	Malaysian Ringitt
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007